Income tax expense - Other information (Details) - AED (د.إ)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax expense
Statutory tax rate	17.00%	17.00%
Singapore
Income tax expense
Statutory tax rate	17.00%	17.00%
Hong Kong
Income tax expense
Statutory tax rate	16.50%
Hong Kong | Assessable profits on first HK$ 2 million
Income tax expense
Statutory tax rate	8.25%
Hong Kong | Assessable profits in excess of HK$ 2 million
Income tax expense
Statutory tax rate	16.50%
Dubai | Up to AED375,000
Income tax expense
Statutory tax rate	0.00%
Taxable income	د.إ 375,000
Dubai | Over AED375,000
Income tax expense
Statutory tax rate	9.00%
Taxable income	د.إ 375,000